Financial Instruments (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Assets:
Cash and cash equivalents	$ 582,159	$ 644,538	$ 633,855	$ 682,777
Liabilities:
Short-term borrowings	116,125		132,693
Short-term borrowings from related parties	58,071		5,357
Senior Long Term Notes	5,393,414		5,514,947
Noncontrolling Interest Abstract
Noncontrolling interests subject to put provisions	860,471		824,658
Notional amount cash of flow hedge	180,921	401,555
Notional amount of foreign currency derivative	434,133	478,355
notional amount of derivative asset	1,563,322	1,568,928
Amount estimated to be transferred in the future from accumulated OCI into earnings	69,748	$ 85,675
Amount of additional interest expense expected to be reclassified into earnings	$ 6,761
The time period estimated for the anticipated transfer of interest expense into earnings	12 months
Derivative assets subject to master netting agreements	$ 24,010		26,820
Derivative liabilities subject to master netting agreements	46,130		52,380
Derivative net assets subject to master netting agreements	14,870		13,856
Derivative net liabiltiies subject to master netting agreements	36,990		39,416
Euro Notes [Member]
Liabilities:
Senior Long Term Notes			451,653
Equity Neutral Convertible Bonds [Member]
Liabilities:
Senior Long Term Notes	419,319
Carrying Reported Amount Fair Value Disclosure [Member]
Assets:
Cash and cash equivalents	582,159		633,855
Accounts receivable	3,428,600		3,431,672
Long-term notes receivable	181,027		180,250
available for sale	181,701		171,917
Liabilities:
Accounts Payable	715,422		713,915
Short-term borrowings	174,196		138,050
Long term debt, excluding Amended 2006 Senior Credit Agreement, Euro Notes and Senior Notes	509,530		527,062
Senior Credit Agreement	2,773,138		2,900,222
Noncontrolling Interest Abstract
Noncontrolling interests subject to put provisions	860,471		824,658
Carrying Reported Amount Fair Value Disclosure [Member] | Senior Notes [Member]
Liabilities:
Senior Long Term Notes	5,393,414		5,514,947
Carrying Reported Amount Fair Value Disclosure [Member] | Equity Neutral Convertible Bonds [Member]
Liabilities:
Senior Long Term Notes	419,319		451,653
Portion At Fair Value Fair Value Disclosure [Member]
Assets:
Cash and cash equivalents	582,159		633,855
Accounts receivable	3,428,600		3,431,672
Long-term notes receivable	185,990		180,308
available for sale	181,701		171,917
Liabilities:
Accounts Payable	715,422		713,915
Short-term borrowings	174,196		138,050
Long term debt, excluding Amended 2006 Senior Credit Agreement, Euro Notes and Senior Notes	509,530		527,062
Senior Credit Agreement	2,771,638		2,900,222
Noncontrolling Interest Abstract
Noncontrolling interests subject to put provisions	860,471		824,658
Portion At Fair Value Fair Value Disclosure [Member] | Senior Notes [Member]
Liabilities:
Senior Long Term Notes	5,815,547		5,992,859
Portion At Fair Value Fair Value Disclosure [Member] | Equity Neutral Convertible Bonds [Member]
Liabilities:
Senior Long Term Notes	$ 538,303		$ 531,193